Auditor's Remuneration (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Auditor's Remuneration
In accordance with statutory requirements in Ireland, fees for professional services provided by the Group’s independent auditor in respect of each of the following categories were:

	EY Ireland (statutory auditor)			EY (network firms)			Total
	2019 € m	2018 € m	2017 € m	2019 € m	2018 € m	2017 € m	2019 € m	2018 € m	2017 € m
Audit fees (i) (ii)	4	4	4	14	14	14	18	18	18
Other audit-related assurance fees (iii) (iv)	-	-	-	-	1	1	-	1	1
Tax advisory services (iv)	-	-	-	1	-	1	1	-	1
Total	4	4	4	15	15	16	19	19	20

(i)
Audit of the Group accounts includes audit of internal controls over financial reporting and parent and subsidiary statutory audit fees, but excludes
€
2 million (2018:
€
2 million; 2017:
€
2 million) paid to auditors other than EY.

(ii)	Audit fees including discontinued operations amounted to € 18 million (2018: € 19 million; 2017: € 20 million).

(iii)	Other assurance services includes attestation and due diligence services that are closely related to the performance of the audit.

(iv)
Other audit-related assurance fees and tax advisory services including discontinued operations amounted to
€
nil million and
€
1 million respectively (2018:
€
1 million and
€
nil million respectively; 2017:
€
1 million and
€
1 million respectively).